Called up share capital (Tables)	12 Months Ended
Mar. 31, 2023
Called up share capital
Schedule of called up share capital

	2023		2022
	Number	€m	Number	€m
Ordinary shares of 20 20⁄ 21 US cents each allotted, issued and fully paid:[1,2,3]
1 April	28,817,627,868	4,797	28,816,835,778	4,797
Allotted during the year	628,190	–	792,090	–
31 March	28,818,256,058	4,797	28,817,627,868	4,797

Notes:

1	At 31 March 2023, there were 50,000 (2022: 50,000) 7% cumulative fixed rate shares of £1 each in issue.
2	At 31 March 2023, the Group held 1,825,691,429 (2022: 447,576,522) treasury shares with a nominal value of €304 million (2022: €75 million). The market value of shares held was €1,855 million (2022: €661 million). During the year, 85,844,124 (2022: 68,306,442) treasury shares were reissued under Group share schemes and 1,463,959,031 (2022: 1,441,870,348) shares were repurchased under share buy-back arrangements.
3	During the year ended 31 March 2022, 1,518,629,693 treasury shares were issued in settlement of a maturing £1.72 billion subordinated mandatory convertible bond.